Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Impaired loans	$ 7,969	$ 8,087
Fair Value, Nonrecurring [Member]
Impaired loans	4,162	4,111
Other real estate owned, fair value estimate		6,992
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	0	0
Other real estate owned, fair value estimate		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	0	0
Other real estate owned, fair value estimate		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	$ 4,162	4,111
Other real estate owned, fair value estimate		$ 6,992